Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2023	2024

	(in thousands)
Cash, demand deposits and checking accounts	$182,049	214,048
Time deposits with less than three months maturity date	9,700	4,100
	$191,749	218,148